Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 37,091	$ 5,467	¥ 243
Restricted cash (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of nil and RMB6,503 as of June 30, 2025 and 2026, respectively)	6,503	958
Short term investments	36,872	5,434	4,255
Accounts receivable, net of allowances of nil and RMB4 as of June 30, 2025 and 2026, respectively	30,105	4,437
Inventories, net	2,409,414	355,104
Other receivables, net	119,927	17,675	29,436
Other current assets	27,117	3,996	430
Current assets of discontinued operations			2,167,052
Total current assets	2,667,099	393,081	2,201,416
Non-current assets:
Investments in affiliates	103,895	15,312
Property, plant, and equipment, net	17,092	2,519
Intangible assets, net	115,336	16,998
Right of use assets	2,784	410
Goodwill, net	2,018,164	297,441
Other non-current assets	768	113
Non-current assets of discontinued operations			1,164,561
Total non-current assets	2,258,039	332,793	1,164,561
Total assets	4,925,138	725,874	3,365,977
Current liabilities:
Short-term loan (including short-term loan of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB28,490 as of June 30, 2025 and 2026, respectively)	28,490	4,199
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB23,516 as of June 30, 2025 and 2026, respectively)	24,208	3,568
Contract liabilities (including contract liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB19,263 as of June 30, 2025 and 2026, respectively)	28,205	4,157
Accrued payroll (including accrued payroll of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB488 as of June 30, 2025 and 2026, respectively)	2,067	305
Income taxes payable(including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2025 and 2026, respectively)	49	7
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB24,185 as of June 30, 2025 and 2026, respectively)	145,664	21,468	4,956
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB549 as of June 30, 2025 and 2026, respectively)	1,197	176
Long-Term Loan, Current Portion (including long-Term Loan, Current Portion of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and RMB4,950 as of June 30, 2025 and 2026, respectively)	6,441	949
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of 32,212 and nil as of June 30, 2025 and 2026, respectively)			569,038
Total current liabilities	249,989	36,843	573,994
Non-current liabilities:
Long-term loan (including long-term loan of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2025 and 2026, respectively)	2,065	304
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and 371 as of June 30, 2025 and 2026, respectively)	1,477	218
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2025 and 2026, respectively)	7,168	1,056
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of 6,946 and nil as of June 30, 2025 and 2026, respectively)			603,875
Total non-current liabilities	10,710	1,578	603,875
Total liabilities	260,699	38,421	1,177,869
Commitments and contingencies
Mezzanine equity:
Redeemable ordinary shares (US$0.09 par value, 22,175 and 22,175 Class A ordinary shares issued and outstanding as of June 30, 2025 and 2026, respectively) (Note 19)	50,110	7,385	47,935
Shareholders’ Equity:
Treasury stock (issued 44,810 and 44,810 shares as of June 30, 2025 and June 30, 2026, respectively)	(29)	(4)	(29)
Additional paid-in capital	5,830,903	859,369	1,125,933
Statutory reserves			23,216
Accumulated deficit	(1,514,205)	(223,166)	(517,369)
Accumulated other comprehensive (loss) income	14,960	2,205	(6,012)
Total Maase Inc. shareholders’ equity	4,613,485	679,944	636,091
Noncontrolling interests	844	124	1,504,082
Total shareholders’ equity	4,614,329	680,068	2,140,173
Total liabilities, mezzanine equity and shareholders’ equity	4,925,138	725,874	3,365,977
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	277,477	40,895	5,973
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	4,379	645	4,379
Related Parties
Current assets:
Amount due from related parties	70	10
Current liabilities:
Amount due to related parties (including amount due to related parties of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2025 and 2026, respectively)	¥ 13,668	$ 2,014